Loans and Borrowings - Senior Notes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of finance costs		$ 401,495	$ 5,471
Borrowings		418,057	59,250	$ 168,102
Senior notes due 2030
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000
New loans and borrowings, net of finance costs		392,006
Borrowings		$ 402,453	$ 0
Interest rate (as a percent)	6.50%	6.50%
Senior notes due 2030 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.70%
Senior notes due 2030 | Redemption period one | Top of range
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage	103.25%
Senior notes due 2030 | Redemption period one | Bottom of range
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage	100.00%
Senior notes due 2030 | Redemption period two
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage	100.00%
Senior notes due 2030 | Redemption period three
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage	106.50%
Redemption, using equity offerings, percentage	40.00%
Senior notes due 2030 | Redemption period four
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage	101.00%
Senior notes due 2030 | Deferred finance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (8,000)